Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lease, Cost - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Right to use assets, net	$ 3,883,529	$ 3,886,866	$ 3,900,000	$ 310,361
Lease liability	4,393,664	4,134,802	$ 4,400,000	321,004
Less: current portion	(260,700)	(161,838)		(8,905)
Lease liability, non-current	$ 4,132,964	$ 3,972,964		$ 312,099